Commitments and Contingencies (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2018 defendant	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 29, 2019 USD ($)	Mar. 01, 2019 USD ($)
Operating Lease Obligations
Lease term					5 years
Aggregate lease amount		$ 5,450			$ 2,700
Rent expense		1,700	$ 1,000	$ 800
Purchase commitments		22,400			28,400
Operating lease due through 2023		2,700			2,600
Operating lease, due annually		500			$ 500
Operating lease due thereafter		$ 800
Former co-manufacturer complaint | Pending litigation
Operating Lease Obligations
Number of defendants | defendant	1
Subsequent Event
Operating Lease Obligations
Lease term						5 years
Aggregate lease amount						$ 2,700